Schedule of income tax expense (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 62	$ 115,253
Deferred income tax expenses
Total income tax expenses	$ 62	$ 115,253